Shareholder Report, Line Graph (Details) - USD ($)	9 Months Ended	12 Months Ended	60 Months Ended	74 Months Ended	92 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Mar. 28, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 02, 2018	Dec. 31, 2017	Apr. 28, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000190645 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie VIP Asset Strategy Series (Standard Class)
Account Value	$ 17,898.58	$ 17,898.58	$ 17,898.58	$ 17,898.58	$ 17,898.58	$ 17,898.58		$ 15,873.96	$ 13,897.62	$ 16,261.18	$ 14,686.85	$ 12,864.84	$ 10,537.9		$ 11,115.98	$ 10,000
Average Annual Return, Percent		12.75%	6.83%		7.88%
C000017158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie VIP Asset Strategy Series (Service Class)
Account Value	16,707.55	$ 16,707.55	$ 16,707.55	16,707.55	$ 16,707.55	$ 16,707.55		14,859.4	13,045.73	15,296.36	13,850.16	12,162.34	9,987.34		10,561.74		$ 8,930.03	$ 9,165.41	$ 10,000
Average Annual Return, Percent		12.44%	6.56%			5.27%
C000246484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie VIP International Core Equity Series (Standard Class)
Account Value	$ 9,809	$ 9,809	$ 9,809	9,809	9,809	$ 9,809	$ 10,000.01
Average Annual Return, Percent	(1.92%)
C000017159 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie VIP International Core Equity Series (Service Class)
Account Value	$ 15,133	$ 15,133	$ 15,133	15,133	15,133	$ 15,133		14,588.96	12,614.52	14,723.06	12,895.01	12,030.45	10,135.63		12,332.23		10,013.59	9,906.29	10,000
Average Annual Return, Percent		3.73%	4.70%			4.23%
C000190647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie VIP Mid Cap Growth Series (Standard Class)
Account Value	23,961.42	$ 23,961.42	$ 23,961.42	23,961.42	$ 23,961.42	$ 23,961.42		23,385.18	19,503.98	28,112.64	24,100.83	16,134.57	11,667.69		11,644.14	10,000
Average Annual Return, Percent		2.47%	8.23%		12.06%
C000017162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie VIP Mid Cap Growth Series (Service Class)
Account Value	25,653.21	$ 25,653.21	$ 25,653.21	25,653.21	$ 25,653.21	$ 25,653.21		25,100.09	20,988.99	30,323.87	26,061.46	17,490.8	12,679.97		12,687.31		9,998.28	9,422.05	10,000
Average Annual Return, Percent		2.20%	7.96%			9.88%
C000190648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie VIP Science and Technology Series (Standard Class)
Account Value	32,608.22	$ 32,608.22	$ 32,608.22	32,608.22	$ 32,608.22	$ 32,608.22		24,907.79	17,870.01	26,150.84	22,650.47	16,691.29	11,138		11,723.71	10,000
Average Annual Return, Percent		30.92%	14.33%		16.65%
C000017166 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie VIP Science and Technology Series (Service Class)
Account Value	35,614.95	$ 35,614.95	$ 35,614.95	35,614.95	$ 35,614.95	$ 35,614.95		27,271.98	19,613.94	28,772.21	24,983.23	18,456.68	12,346.98		13,029.02		9,861.86	9,712.08	10,000
Average Annual Return, Percent		30.59%	14.05%			13.54%
C000203521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie VIP Small Cap Growth Series (Standard Class)
Account Value	14,879	$ 14,879	$ 14,879	$ 14,879	14,879	$ 14,879		12,991	11,460	15,615	14,979	10,854	8,776	$ 10,000
Average Annual Return, Percent		14.53%	6.51%	6.66%
C000017167 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie VIP Small Cap Growth Series (Service Class)
Account Value	20,674	$ 20,674	$ 20,674	$ 20,674	20,674	$ 20,674		18,094	15,996	21,861	21,022	15,271	12,378		12,909		10,485	10,188	10,000
Average Annual Return, Percent		14.26%	6.25%			7.53%
C000017168 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie VIP Smid Cap Core Series (Service Class)
Account Value	22,413.51	$ 22,413.51	$ 22,413.51	22,413.51	22,413.51	$ 22,413.51		19,616.61	16,953.62	19,907.55	16,482.34	15,400.47	12,387.06		13,838.18		12,168	9,441.51	9,999.99
Average Annual Return, Percent		14.26%	7.79%			8.41%
C000017169 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie VIP Balanced Series (Service Class)
Account Value	19,933.64	$ 19,933.64	$ 19,933.64	19,933.64	19,933.64	$ 19,933.64		17,244.3	14,854.68	17,706.13	15,268.41	13,380.03	10,958.97		11,325.91		10,169.76	9,967.51	10,000
Average Annual Return, Percent		15.60%	8.30%			7.14%
C000017174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie VIP Natural Resources Series (Service Class)
Account Value	11,024.41	$ 11,024.41	$ 11,024.41	11,024.41	11,024.41	$ 11,024.41		11,089.19	10,911.25	9,268.69	7,316.74	8,313.41	7,595.23		9,893.63		9,608.42	7,760.58	10,000
Average Annual Return, Percent		(0.58%)	5.81%			0.98%
C000017175 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie VIP Growth Series (Service Class)
Account Value	41,393.79	$ 41,393.79	$ 41,393.79	41,393.79	41,393.79	$ 41,393.79		33,410.25	24,210.98	33,272.97	25,589.49	19,601.58	14,351.11		14,030.67		10,848.06	10,716.87	10,000
Average Annual Return, Percent		23.89%	16.13%			15.26%
C000190649 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie VIP High Income Series (Standard Class)
Account Value	13,610.46	$ 13,610.46	$ 13,610.46	13,610.46	$ 13,610.46	$ 13,610.46		12,787.13	11,395.24	12,790.08	12,028.5	11,315.97	10,149.35		10,342.2	10,000
Average Annual Return, Percent		6.44%	3.76%		4.10%
C000017176 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie VIP High Income Series (Service Class)
Account Value	14,986.12	$ 14,986.12	$ 14,986.12	14,986.12	$ 14,986.12	$ 14,986.12		14,111.89	12,606.01	14,183.58	13,372.98	12,612.73	11,343.18		11,588.25		10,862.83	9,349.53	10,000
Average Annual Return, Percent		6.20%	3.51%			4.13%
C000190650 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie VIP Energy Series (Standard Class)
Account Value	9,328.78	$ 9,328.78	$ 9,328.78	9,328.78	$ 9,328.78	$ 9,328.78		9,859.55	9,458.57	6,270.07	4,405.27	6,956.05	6,705.55		10,154.52	10,000
Average Annual Return, Percent		(5.38%)	6.05%		(0.90%)
C000032174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie VIP Energy Series (Service Class)
Account Value	8,265.83	$ 8,265.83	$ 8,265.83	8,265.83	$ 8,265.83	$ 8,265.83		8,755.84	8,414.7	5,594.26	3,939.73	6,236.97	6,027.4		9,151.34		10,475.89	7,785.74	10,000
Average Annual Return, Percent		(5.60%)	5.79%			(1.89%)
MSCI ACWI Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (net)
Account Value	21,149	$ 21,149	$ 21,149	21,149	$ 21,149	$ 21,149		18,001	14,731	18,045	15,223	13,094	10,343		11,418	10,000	10,531	9,764	10,000
Average Annual Return, Percent		17.49%	10.06%		10.24%	9.23%
MSCI ACWI Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (gross)
Account Value	21,964	$ 21,964	$ 21,964	21,964	$ 21,964	$ 21,964		18,611	15,154	18,472	15,518	13,283	10,435		11,458	10,000	10,649	9,816	10,000
Average Annual Return, Percent		18.02%	10.58%		10.78%	9.79%
MSCI ACWI ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (net)
Account Value	$ 10,096	$ 10,096	$ 10,096	10,096	$ 10,096	$ 10,096	10,000	15,146.90981	13,101.05636	15,596.76904	14,465.20393	13,072.69157	10,758.41144		12,538.30063		9,857.799206	9,433.758559	10,000
Average Annual Return, Percent	0.96%	5.53%	4.10%			4.80%
MSCI ACWI ex USA Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (gross)
Account Value	$ 10,137	$ 10,137	$ 10,137	10,137	10,137	$ 10,137	$ 10,000	15,808	13,603	16,111	14,877	13,388	10,961		12,713		9,950	9,475	10,000
Average Annual Return, Percent	1.37%	6.09%	4.61%			5.31%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Account Value	$ 25,648	$ 25,648	$ 25,648	25,648	$ 25,648	$ 25,648		21,006	16,689	22,774	20,203	14,900	10,999		11,548	10,000	10,711.34579	9,979.990976	10,000
Average Annual Return, Percent		22.10%	11.47%		13.04%	11.54%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value	26,934	$ 26,934	$ 26,934	$ 26,934	$ 26,934	$ 26,934		21,755	17,272	21,377	17,012	14,073	10,741	10,000	11,335	10,000	11,327	10,048	10,000
Average Annual Return, Percent		23.81%	13.86%	14.49%	13.77%	12.55%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value	34,254	$ 34,254	$ 34,254	$ 34,254	$ 34,254	$ 34,254		27,399	21,696	26,494	20,585	17,386	13,223		13,829	10,000	11,351	10,138	10,000
Average Annual Return, Percent		25.02%	14.53%		14.43%	13.10%
S And P North American Technology Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P North American Technology Sector Index
Account Value	45,701	$ 45,701	$ 45,701	45,701	$ 45,701	$ 45,701		33,585	20,844	32,245	25,511	17,575	12,317		11,973	10,000	12,480.65237	10,990.72549	10,000
Average Annual Return, Percent		36.08%	21.06%		21.87%	20.70%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Account Value	15,593	$ 15,593	$ 15,593	$ 15,593	$ 15,593	$ 15,593		13,541	11,412	15,496	15,069	11,193	8,711	$ 10,000	13,411		10,978	9,862	10,000
Average Annual Return, Percent		15.15%	6.86%	7.47%		8.09%
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Account Value	23,346.84138	$ 23,346.84138	$ 23,346.84138	$ 23,346.84138	23,346.84138	$ 23,346.84138		20,846.31831	17,753.13974	21,748.09708	18,402.19235	15,336.0228	12,003.20116		13,337.20513		11,417.79177	9,709.872655	10,000
Average Annual Return, Percent		12.00%	8.77%			8.85%
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Index
Account Value	11,432	$ 11,432	$ 11,432	11,432	$ 11,432	$ 11,432		11,291	10,699	12,299	12,492	11,620	10,688		10,687	10,000	10,321	10,055	10,000
Average Annual Return, Percent		1.25%	(0.33%)		1.13%	1.35%
S And P Global Natural Resources Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global Natural Resources Index
Account Value	15,727.94203	$ 15,727.94203	$ 15,727.94203	15,727.94203	$ 15,727.94203	$ 15,727.94203		17,256.63403	16,692.73623	15,231.74999	12,244.37587	12,250.47749	10,523.34025		12,106.70828		9,924.873917	7,550.425684	10,000
Average Annual Return, Percent		(8.86%)	5.12%			4.63%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Account Value	47,152	$ 47,152	$ 47,152	47,152	47,152	$ 47,152		35,358	24,782	34,971	27,408	19,790	14,510		14,733		11,314	10,567	10,000
Average Annual Return, Percent		33.36%	18.96%			16.78%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Account Value	33,560	$ 33,560	$ 33,560	33,560	33,560	$ 33,560		26,953	21,302	26,340	20,830	17,220	13,102		13,761		11,308	10,092	10,000
Average Annual Return, Percent		24.51%	14.28%			12.87%
ICE BofA US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Constrained Index
Account Value	14,096	$ 14,096	$ 14,096	14,096	$ 14,096	$ 14,096		13,028	11,481	12,930	12,274	11,571	10,113		10,348	10,000	11,207	9,539	10,000
Average Annual Return, Percent		8.20%	4.03%		4.57%	5.08%
S And P 1500 Energy Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 1500 Energy Sector Index
Account Value	$ 17,149	$ 17,149	$ 17,149	$ 17,149	$ 17,149	$ 17,149		$ 16,181	$ 16,283	$ 9,943	$ 6,408	$ 9,681	$ 8,797		$ 10,902	$ 10,000	$ 9,920.777171	$ 7,792.811463	$ 10,000
Average Annual Return, Percent		5.98%	12.11%		7.27%	4.34%